T. ROWE PRICE Diversified Mid-Cap Growth Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.0%
COMMUNICATION SERVICES 3.5%
Entertainment 1.1%
Electronic Arts  22,500 2,846
Roku (1) 55,369 6,936
Spotify Technology (1) 79,167 11,956
Take-Two Interactive Software (1) 17,253 2,653
24,391
Interactive Media & Services 1.6%
IAC/InterActiveCorp (1) 18,600 1,865
Match Group (1) 214,630 23,339
Pinterest, Class A (1) 236,600 5,823
ZoomInfo Technologies (1) 49,210 2,940
33,967
Media 0.8%
Cable One  12,050 17,644
17,644
Total Communication Services 76,002
CONSUMER DISCRETIONARY 14.2%
Auto Components 0.1%
Aptiv (1) 23,472 2,810
2,810
Distributors 0.5%
Pool  24,100 10,191
10,191
Diversified Consumer Services 0.4%
Bright Horizons Family Solutions (1) 36,800 4,883
Service Corp International  44,412 2,923
7,806
Hotels, Restaurants & Leisure 5.2%
Caesars Entertainment (1) 97,800 7,566
Chipotle Mexican Grill (1) 17,300 27,369
Domino's Pizza  24,300 9,890
DraftKings, Class A (1)(2) 166,500 3,242
Hilton Worldwide Holdings (1) 158,990 24,125
MGM Resorts International  478,500 20,068
Papa John's International  37,800 3,980
Restaurant Brands International  94,100 5,495
Wynn Resorts (1) 54,722 4,364

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Yum! Brands  51,400 6,092
112,191
Household Durables 0.6%
NVR (1) 2,949 13,174
13,174
Internet & Direct Marketing Retail 0.7%
Chewy, Class A (1)(2) 65,484 2,670
Etsy (1) 78,932 9,810
Wayfair, Class A (1)(2) 22,000 2,437
14,917
Leisure Products 0.2%
Mattel (1) 193,900 4,307
4,307
Multiline Retail 0.2%
Dollar Tree (1) 15,100 2,418
Ollie's Bargain Outlet Holdings (1) 60,600 2,604
5,022
Specialty Retail 5.1%
AutoZone (1) 6,776 13,854
Burlington Stores (1)(2) 44,262 8,063
CarMax (1) 46,500 4,486
Carvana (1) 49,800 5,941
Five Below (1) 48,300 7,649
Floor & Decor Holdings, Class A (1) 46,700 3,783
O'Reilly Automotive (1) 22,000 15,069
RH (1) 9,300 3,033
Ross Stores  49,800 4,505
Tractor Supply  87,400 20,397
Ulta Beauty (1) 45,795 18,236
Williams-Sonoma  36,600 5,307
110,323
Textiles, Apparel & Luxury Goods 1.2%
Lululemon Athletica (1) 70,955 25,915
25,915
Total Consumer Discretionary 306,656
CONSUMER STAPLES 2.6%
Beverages 0.6%
Boston Beer, Class A (1) 7,424 2,884
Brown-Forman, Class B  113,892 7,633
Constellation Brands, Class A  12,200 2,810
13,327

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Food & Staples Retailing 0.7%
BJ's Wholesale Club Holdings (1) 176,274 11,918
Casey's General Stores  10,089 1,999
13,917
Food Products 1.1%
Darling Ingredients (1) 116,500 9,364
Hershey  39,100 8,470
McCormick  27,600 2,755
Tyson Foods, Class A  33,000 2,958
23,547
Household Products 0.2%
Church & Dwight  28,483 2,831
Clorox  13,900 1,932
4,763
Total Consumer Staples 55,554
ENERGY 2.8%
Energy Equipment & Services 0.3%
Halliburton  191,182 7,240
7,240
Oil, Gas & Consumable Fuels 2.5%
Devon Energy  443,079 26,199
Pioneer Natural Resources  94,600 23,653
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $118 (1)(3)(4) 39 232
Venture Global LNG, Series C, Acquisition Date: 10/16/17 -
3/8/18, Cost $1,703 (1)(3)(4) 458 2,725
52,809
Total Energy 60,049
FINANCIALS 5.6%
Banks 0.3%
First Republic Bank  21,900 3,550
SVB Financial Group (1) 6,518 3,646
7,196
Capital Markets 2.3%
Cboe Global Markets  24,593 2,814
FactSet Research Systems  8,050 3,495
MarketAxess Holdings  29,700 10,104
MSCI  40,900 20,568
Nasdaq  16,871 3,006
Tradeweb Markets, Class A  99,651 8,756
48,743

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Consumer Finance 0.7%
Discover Financial Services  132,200 14,567
14,567
Diversified Financial Services 0.6%
Apollo Global Management  191,300 11,859
11,859
Insurance 1.7%
Arthur J Gallagher  103,100 18,001
Assurant  16,520 3,004
Hartford Financial Services Group  228,300 16,394
37,399
Total Financials 119,764
HEALTH CARE 16.4%
Biotechnology 2.5%
ACADIA Pharmaceuticals (1) 91,200 2,209
Alnylam Pharmaceuticals (1) 41,580 6,790
Argenx, ADR (1) 15,817 4,987
Ascendis Pharma, ADR (1) 24,360 2,859
BioMarin Pharmaceutical (1) 28,811 2,221
BioNTech, ADR (1) 16,728 2,853
Blueprint Medicines (1) 40,300 2,574
Exact Sciences (1) 82,018 5,735
Genmab, ADR (1) 87,777 3,176
Horizon Therapeutics (1) 37,200 3,914
Incyte (1) 37,800 3,002
Neurocrine Biosciences (1) 31,822 2,983
Seagen (1) 34,011 4,899
Ultragenyx Pharmaceutical (1) 36,900 2,680
United Therapeutics (1) 14,300 2,566
53,448
Health Care Equipment & Supplies 5.6%
ABIOMED (1) 26,400 8,745
Align Technology (1) 5,600 2,442
Cooper  6,700 2,798
Dexcom (1) 62,100 31,770
Hologic (1) 42,300 3,249
ICU Medical (1) 8,628 1,921
IDEXX Laboratories (1) 23,600 12,911
Insulet (1) 63,106 16,811
Novocure (1) 39,779 3,296
Penumbra (1) 29,991 6,662
Quidel (1) 20,700 2,328
ResMed  73,500 17,824

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Shockwave Medical (1) 12,600 2,613
STERIS  18,900 4,569
Teleflex  6,100 2,164
120,103
Health Care Providers & Services 2.3%
Acadia Healthcare (1) 40,313 2,642
Amedisys (1) 17,100 2,946
Centene (1) 32,853 2,766
DaVita (1) 25,098 2,839
Guardant Health (1) 43,400 2,875
McKesson  95,496 29,234
Molina Healthcare (1) 15,524 5,178
48,480
Health Care Technology 1.0%
Teladoc Health (1)(2) 27,337 1,972
Veeva Systems, Class A (1) 95,407 20,270
22,242
Life Sciences Tools & Services 4.4%
Adaptive Biotechnologies (1) 68,154 946
Agilent Technologies  64,400 8,522
Avantor (1) 356,352 12,052
Bio-Rad Laboratories, Class A (1) 13,911 7,835
Bio-Techne  25,500 11,043
Bruker  45,100 2,900
IQVIA Holdings (1) 29,200 6,751
Mettler-Toledo International (1) 12,200 16,753
Pacific Biosciences of California (1) 77,700 707
Repligen (1) 65,604 12,339
West Pharmaceutical Services  37,539 15,418
95,266
Pharmaceuticals 0.6%
Catalent (1) 68,579 7,605
Elanco Animal Health (1) 98,462 2,569
Royalty Pharma, Class A  58,937 2,296
12,470
Total Health Care 352,009
INDUSTRIALS & BUSINESS SERVICES 13.4%
Aerospace & Defense 0.9%
BWX Technologies  51,400 2,769
Hexcel  46,900 2,789
Huntington Ingalls Industries  11,900 2,373
TransDigm Group (1) 13,600 8,861

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Woodward  21,000 2,623
19,415
Air Freight & Logistics 0.2%
Expeditors International of Washington  32,600 3,363
3,363
Airlines 0.5%
Alaska Air Group (1) 109,200 6,335
Southwest Airlines (1) 114,700 5,253
11,588
Building Products 1.0%
A.O. Smith  40,700 2,600
Allegion  24,000 2,635
Fortune Brands Home & Security  81,251 6,036
Trane Technologies  69,000 10,536
21,807
Commercial Services & Supplies 3.3%
Cintas  44,300 18,845
Copart (1) 154,800 19,423
IAA (1) 125,300 4,792
Republic Services  82,100 10,878
Ritchie Bros Auctioneers  37,200 2,196
Rollins  63,393 2,222
Waste Connections  91,275 12,751
71,107
Construction & Engineering 0.3%
Valmont Industries  27,000 6,442
6,442
Electrical Equipment 1.5%
AMETEK  17,637 2,349
Generac Holdings (1) 45,591 13,552
Hubbell  24,900 4,576
Rockwell Automation  44,612 12,493
32,970
Machinery 0.9%
Graco  30,000 2,092
IDEX  10,375 1,989
Middleby (1) 28,478 4,669
Otis Worldwide  60,200 4,632
PACCAR  40,600 3,576
Toro  27,947 2,389
19,347

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Professional Services 2.2%
Booz Allen Hamilton Holding  42,070 3,695
CoStar Group (1) 141,800 9,445
Equifax  32,600 7,730
Leidos Holdings  25,100 2,711
TransUnion  88,800 9,177
Upwork (1) 74,000 1,720
Verisk Analytics  59,900 12,856
47,334
Road & Rail 1.4%
JB Hunt Transport Services  46,803 9,397
Landstar System  15,200 2,293
Old Dominion Freight Line  62,917 18,792
30,482
Trading Companies & Distributors 1.2%
Fastenal  60,800 3,612
Ferguson  15,900 2,133
SiteOne Landscape Supply (1) 26,954 4,358
United Rentals (1) 33,300 11,828
Watsco  13,600 4,143
26,074
Total Industrials & Business Services 289,929
INFORMATION TECHNOLOGY 35.1%
Communications Equipment 0.5%
Motorola Solutions  40,300 9,761
9,761
Electronic Equipment, Instruments & Components 3.1%
Amphenol, Class A  299,987 22,604
CDW  93,578 16,740
Cognex  50,000 3,858
Keysight Technologies (1) 42,900 6,777
Littelfuse  8,700 2,170
Zebra Technologies, Class A (1) 37,400 15,472
67,621
IT Services 5.7%
Affirm Holdings (1)(2) 41,159 1,905
Broadridge Financial Solutions  72,571 11,300
Endava, ADR (1) 19,500 2,594
EPAM Systems (1) 41,213 12,224
Euronet Worldwide (1) 28,100 3,657
FleetCor Technologies (1) 29,308 7,299
Gartner (1) 51,406 15,291

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Genpact  68,600 2,985
Globant (1) 21,698 5,686
GoDaddy, Class A (1) 34,600 2,896
MongoDB (1) 47,289 20,977
Okta (1) 79,548 12,009
Paychex  123,100 16,800
Twilio, Class A (1) 7,272 1,199
VeriSign (1) 10,434 2,321
WEX (1) 19,100 3,408
122,551
Semiconductors & Semiconductor Equipment 6.0%
Enphase Energy (1) 72,000 14,528
Entegris  150,500 19,755
KLA  13,144 4,811
Lattice Semiconductor (1) 60,879 3,711
Marvell Technology  72,207 5,178
Microchip Technology  332,268 24,967
MKS Instruments  17,400 2,610
Monolithic Power Systems  41,500 20,156
ON Semiconductor (1) 170,338 10,665
Silicon Laboratories (1) 16,900 2,538
Skyworks Solutions  52,800 7,037
Synaptics (1) 9,300 1,855
Teradyne  97,800 11,563
129,374
Software 19.8%
ANSYS (1) 24,400 7,751
AppLovin, Class A (1)(2) 83,300 4,587
Aspen Technology (1) 47,235 7,811
Avalara (1) 57,600 5,732
Bentley Systems, Class B (2) 55,857 2,468
Bill.com Holdings (1) 65,900 14,946
Black Knight (1) 73,587 4,267
Cadence Design Systems (1) 182,795 30,063
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $1,936 (1)(3)(4) 1,136 1,551
CCC Intelligent Solutions Holdings (1) 77,629 857
Ceridian HCM Holding (1) 65,829 4,500
Confluent, Class A (1) 56,952 2,335
Coupa Software (1) 45,501 4,624
Crowdstrike Holdings, Class A (1) 120,413 27,343
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $835 (1)(3)
(4) 17,387 2,884
Datadog, Class A (1) 180,246 27,302
DocuSign (1) 85,697 9,180
DoubleVerify Holdings (1) 99,875 2,514

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Dynatrace (1) 60,573 2,853
Fair Isaac (1) 20,500 9,562
Five9 (1) 46,776 5,164
Fortinet (1) 96,054 32,826
Gitlab, Class A (1) 72,925 3,971
HashiCorp, Class A (1)(2) 4,113 222
HubSpot (1) 42,499 20,185
Informatica, Class A (1)(2) 129,200 2,550
Manhattan Associates (1) 53,775 7,459
nCino (1) 98,545 4,038
Palo Alto Networks (1) 58,039 36,130
Paycom Software (1) 43,000 14,894
Paycor HCM (1) 82,800 2,410
Paylocity Holding (1) 40,700 8,375
Procore Technologies (1)(2) 26,270 1,523
PTC (1) 69,034 7,436
Qualtrics International, Class A (1) 106,908 3,052
RingCentral, Class A (1) 50,061 5,868
SentinelOne, Class A (1) 85,227 3,302
Smartsheet, Class A (1) 38,300 2,098
Snyk, Acquisition Date: 9/3/21, Cost $1,690 (1)(3)(4) 117,787 1,690
Socure, Acquisition Date: 12/22/21, Cost $432 (1)(3)(4) 26,874 432
SS&C Technologies Holdings  70,200 5,266
Synopsys (1) 65,800 21,929
Tanium, Class B, Acquisition Date: 9/24/20, Cost $547 (1)(3)(4) 48,005 443
Trade Desk, Class A (1) 389,508 26,973
Tyler Technologies (1) 25,844 11,498
UiPath, Class A (1) 73,971 1,597
Workiva (1) 26,500 3,127
Zscaler (1) 78,400 18,916
426,504
Total Information Technology 755,811
MATERIALS 2.7%
Chemicals 1.3%
Albemarle  12,400 2,742
CF Industries Holdings  48,900 5,040
Corteva  105,300 6,053
PPG Industries  69,600 9,122
RPM International  71,173 5,796
28,753
Construction Materials 0.3%
Vulcan Materials  36,600 6,723
6,723

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Containers & Packaging 0.8%
Ardagh Metal Packaging (1) 279,835 2,275
Avery Dennison  29,600 5,149
Ball  51,600 4,644
Sealed Air  64,046 4,289
16,357
Metals & Mining 0.3%
Steel Dynamics  77,200 6,441
6,441
Total Materials 58,274
REAL ESTATE 2.7%
Equity Real Estate Investment Trusts 2.6%
Alexandria Real Estate Equities, REIT  35,500 7,144
CubeSmart, REIT  333,600 17,357
Equity LifeStyle Properties, REIT  135,800 10,386
Rexford Industrial Realty, REIT  33,300 2,484
SBA Communications, REIT  52,900 18,203
55,574
Real Estate Management & Development 0.1%
eXp World Holdings (2) 51,300 1,086
1,086
Total Real Estate 56,660
Total Common Stocks (Cost $1,442,968) 2,130,708
CONVERTIBLE PREFERRED STOCKS 1.1%
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $1,627 (1)(3)(4) 200,815 1,627
Total Health Care 1,627
INFORMATION TECHNOLOGY 1.0%
Software 1.0%
Canva, Series A, Acquisition Date: 11/4/21, Cost $116 (1)(3)(4) 68 93
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $5 (1)(3)(4) 3 4
Databricks, Series F, Acquisition Date: 10/22/19, Cost $1,552 (1)
(3)(4) 36,149 5,996
Databricks, Series G, Acquisition Date: 2/1/21, Cost $775 (1)(3)(4) 4,367 724
Databricks, Series H, Acquisition Date: 8/31/21, Cost $2,225 (1)
(3)(4) 10,094 1,674

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $2,174 (1)
(3)(4) 79,458 1,662
Rappi, Series E, Acquisition Date: 9/8/20, Cost $2,929 (1)(3)(4) 49,017 2,781
Snyk, Series F, Acquisition Date: 9/3/21, Cost $2,816 (1)(3)(4) 196,313 2,816
Socure, Series A, Acquisition Date: 12/22/21, Cost $525 (1)(3)(4) 32,662 525
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $431 (1)(3)(4) 26,807 431
Socure, Series B, Acquisition Date: 12/22/21, Cost $8 (1)(3)(4) 485 8
Socure, Series E, Acquisition Date: 10/27/21, Cost $998 (1)(3)(4) 62,133 998
Tanium, Series G, Acquisition Date: 8/26/15, Cost $985 (1)(3)(4) 198,465 1,830
Total Information Technology 19,542
Total Convertible Preferred Stocks (Cost $17,166) 21,169
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 0.29% (5)(6) 1,044,198 1,044
Total Short-Term Investments (Cost $1,044) 1,044
SECURITIES LENDING COLLATERAL 0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 0.29% (5)(6) 20,274,766 20,275
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 20,275
Total Securities Lending Collateral (Cost $20,275) 20,275
Total Investments in Securities 101.0%
(Cost $1,481,453) $ 2,173,196
Other Assets Less Liabilities (1.0)% (20,570)
Net Assets 100.0% $ 2,152,626
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2022.
(3) Level 3 in fair value hierarchy.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

.
.
.
.
.
.
.
.
.
.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $31,126 and represents 1.4% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Diversified Mid-Cap Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ — $ — $ —++
Totals $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government
Reserve Fund, 0.29% $ 11,354  ¤  ¤ $ 21,319
Total $ 21,319^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $21,319.

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Diversified Mid-Cap Growth Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Diversified Mid-Cap Growth Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on
Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2022, totaled $(5,009,000) for the period ended March 31,
2022. During the period, transfers out of Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,120,751  $ —  $ 9,957  $ 2,130,708
Convertible Preferred
Stocks —  —  21,169  21,169
Short-Term Investments 1,044  —  —  1,044
Securities Lending
Collateral 20,275  —  —  20,275
Total $ 2,142,070  $ —  $ 31,126  $ 2,173,196
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Ending
Balance
3/31/22
Investment in Securities
Common Stocks $ 11,291  $ (1,334) $ 9,957
Convertible Preferred Stocks 24,844  (3,675) 21,169
Total $ 36,135  $ (5,009) $ 31,126

T. ROWE PRICE Diversified Mid-Cap Growth Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F149-054Q1 03/22